Principal accounting policies - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash, current	$ 0	$ 0	$ 5,234
Net increase/(decrease) in cash and cash equivalents and restricted cash in the consolidated statements of cash flows	$ 20,754	(13,500)	21,181
ASU 2016-18 | Proforma Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
(Increase)/decrease in restricted cash		5,234	4,234
Net increase/(decrease) in cash and cash equivalents and restricted cash in the consolidated statements of cash flows		$ (5,234)	$ 4,234